Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

April 1, 2024

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.
Washington, D.C. 20549

Re:	CPG Focused Access Fund, LLC (File No. 811-23355)

Dear Ladies and Gentlemen:

On behalf of CPG Focused Access Fund, LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Amendment No. 13 ("Amendment No. 13") to the Fund's Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended.

Amendment No. 13 is being filed in order to update certain disclosures set forth in the Fund's Confidential Memorandum dated February 21, 2024 (the "Memorandum"). Specifically, the Memorandum has been revised to update generally non-substantive disclosures, including those regarding:

●	the portfolio management of the Fund, including biographical information for certain investment committee members and accounts they manage; and
●	biographical information about a new interested director and executive officers.

Should you have any questions or comments, please feel free to contact me at (212) 969-3350 (scoleman@proskauer.com).

Very truly yours,

/s/ Stuart H. Coleman
Stuart H. Coleman

cc: Wendy Li

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